UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 8/31

Deutsche Strategic Equity Long/Short Fund

Date of reporting period: 7/1/16-8/22/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-01236
Reporting Period: 07/01/2016 - 08/22/2016
Deutsche Market Trust

============= Deutsche Strategic Equity Long Short Fund =============

MITIE GROUP PLC

Ticker:       MTO            Security ID:  G6164F157
Meeting Date: JUL 12, 2016   Meeting Type: Annual
Record Date:  JUL 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Final Dividend                  For       For          Management
4     Re-elect Roger Matthews as Director     For       For          Management
5     Re-elect Ruby McGregor-Smith as         For       For          Management
      Director
6     Re-elect Suzanne Baxter as Director     For       For          Management
7     Re-elect Larry Hirst as Director        For       For          Management
8     Re-elect Jack Boyer as Director         For       For          Management
9     Re-elect Mark Reckitt as Director       For       For          Management
10    Reappoint Deloitte LLP as Auditors      For       For          Management
11    Authorise the Audit Committee to Fix    For       For          Management
      Remuneration of Auditors
12    Authorise EU Political Donations and    For       For          Management
      Expenditure
13    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
14    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
15    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
16    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

--------------------------------------------------------------------------------

TRIUMPH GROUP, INC.

Ticker:       TGI            Security ID:  896818101
Meeting Date: JUL 21, 2016   Meeting Type: Annual
Record Date:  MAY 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul Bourgon             For       For          Management
1.2   Elect Director Daniel J. Crowley        For       For          Management
1.3   Elect Director John G. Drosdick         For       For          Management
1.4   Elect Director Ralph E. Eberhart        For       For          Management
1.5   Elect Director Richard C. Gozon         For       For          Management
1.6   Elect Director Dawne S. Hickton         For       For          Management
1.7   Elect Director Richard C. Ill           For       For          Management
1.8   Elect Director William L. Mansfield     For       For          Management
1.9   Elect Director Adam J. Palmer           For       For          Management
1.10  Elect Director Joseph M. Silvestri      For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

============= Deutsche Strategic Equity Long Short Fund ==============

GRAND CITY PROPERTIES SA

Ticker:       GYC            Security ID:  L4459Y100
Meeting Date: AUG 09, 2016   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Authorize Board to Increase Authorized  For       Did Not Vote Management
      Share Capital to up to EUR 40 million
2     Receive and Approve Directors' Special  For       Did Not Vote Management
      Report
3     Approve Authorization to Issue Shares   For       Did Not Vote Management
      and Exclude Preemptive Rights Re: Item
      1
4     Amend Articles to Reflect Changes in    For       Did Not Vote Management
      Capital

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Deutsche
Market Trust

By (Signature and Title) /s/Brian E. Binder

 Brian E. Binder, Chief Executive Officer and President

Date 9/09/16